UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6619

        Nuveen Insured New York Premium Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         6/30/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured New York Premium Income Municipal Fund, Inc. (NNF)
	June 30, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 19.6% (12.6% of Total Investments)
	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing
	Corporation, University of Buffalo Project, Series 2000A:
$ 250	5.625%, 8/01/20 – AMBAC Insured	8/10 at 102.00	A3	$253,762
250	5.750%, 8/01/25 – AMBAC Insured	8/10 at 102.00	A3	252,725
	Dormitory Authority of the State of New York, General Revenue Bonds, New York University,
	Series 2001-1:
1,500	5.500%, 7/01/24 – AMBAC Insured	No Opt. Call	AA–	1,679,805
500	5.500%, 7/01/40 – AMBAC Insured	No Opt. Call	AA–	552,355
810	Dormitory Authority of the State of New York, Insured Revenue Bonds, Yeshiva University,	7/11 at 100.00	Aa3	817,444
	Series 2001, 5.000%, 7/01/20 – AMBAC Insured
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	No Opt. Call	AA–	1,059,470
	Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – SYNCORA GTY Insured
635	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/15 at 100.00	AA–	602,672
	Facilities, Series 2004A, 5.000%, 7/01/29 – MBIA Insured
970	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/16 at 100.00	AA–	943,509
	Facilities, Series 2006A, 5.000%, 7/01/31 – MBIA Insured
255	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A,	7/17 at 100.00	A	249,359
	5.000%, 7/01/37 – FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of Technology,
	Series 2006A:
250	5.250%, 7/01/20 – AMBAC Insured	No Opt. Call	A1	260,290
200	5.250%, 7/01/21 – AMBAC Insured	No Opt. Call	A1	206,846
1,000	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	No Opt. Call	A1	1,092,310
	Facilities, Series 1993A, 5.500%, 5/15/19 – AMBAC Insured
1,270	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	5/12 at 101.00	AA–	1,365,301
	Facilities, Series 2002A, 5.000%, 5/15/16 – FGIC Insured
2,200	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue	No Opt. Call	AAA	2,478,564
	Bonds, City University System, Series 1993A, 5.750%, 7/01/18 – FSA Insured
1,935	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds,	7/15 at 100.00	AA–	2,041,580
	Upstate Community Colleges, Series 2005A, 5.000%, 7/01/19 – FGIC Insured
535	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Colgate	7/15 at 100.00	AAA	545,529
	University, Tender Option Bond Trust 3127, 12.711%, 7/01/40 – AMBAC Insured (IF)
	New York City Industrial Development Agency, New York, Payment in Lieu of Taxes Revenue Bonds,
	Queens Baseball Stadium Project, Series 2009:
400	6.125%, 1/01/29 – AGC Insured	1/19 at 100.00	AAA	438,944
200	6.375%, 1/01/39 – AGC Insured	1/19 at 100.00	AAA	217,774
1,110	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball	1/17 at 100.00	BBB	887,634
	Stadium Project, Series 2006, 5.000%, 1/01/46 – AMBAC Insured
1,445	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project	3/19 at 100.00	AAA	1,624,772
	Pilot, Series 2009A, 7.000%, 3/01/49 – AGC Insured
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium
	Project, Series 2006:
415	5.000%, 3/01/31 – FGIC Insured	9/16 at 100.00	BBB–	349,073
2,360	5.000%, 3/01/36 – MBIA Insured	9/16 at 100.00	A	1,989,976
2,025	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB–	1,453,403
1,250	New York City Trust for Cultural Resources, New York, Revenue Refunding Bonds, Museum of	7/09 at 100.00	Aa2	1,253,225
	Modern Art, Series 1996A, 5.500%, 1/01/21 – AMBAC Insured
345	New York State Dormitory Authority, Revenue Bonds, New York University, Series 2007, 5.000%,	7/17 at 100.00	Aa3	346,128
	7/01/32 – AMBAC Insured

23,110	Total Education and Civic Organizations			22,962,450

	Health Care – 23.5% (15.1% of Total Investments)
3,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	8/09 at 100.00	A	3,001,110
	Ellis Hospital, Series 1995, 5.600%, 8/01/25 – MBIA Insured
2,910	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, New	8/09 at 100.50	BBB	2,770,669
	York and Presbyterian Hospital, Series 1998, 4.750%, 8/01/27 – AMBAC Insured
1,400	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, St.	8/12 at 100.00	BBB	1,420,468
	Barnabas Hospital, Series 2002A, 5.125%, 2/01/22 – AMBAC Insured
830	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Hudson	8/17 at 100.00	AAA	842,126
	Valley Hospital Center, Series 2007, 5.000%, 8/15/27 – FSA Insured
1,405	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	A	1,394,378
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
435	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of	No Opt. Call	A	411,962
	Technology, Series 2007, 5.250%, 7/01/34 – FGIC Insured
3,000	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long	7/09 at 101.00	A	2,820,780
	Island Obligated Group – St. Charles Hospital and Rehabilitation Center, Series 1999A, 5.500%,
	7/01/22 – MBIA Insured
620	Dormitory Authority of the State of New York, Revenue Bonds, Health Quest System Inc., Series	7/17 at 100.00	AAA	617,712
	2007B, 5.125%, 7/01/37 – AGC Insured
2,740	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer	7/13 at 100.00	AA	2,802,253
	Center, Series 2003-1, 5.000%, 7/01/21 – MBIA Insured
1,910	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AAA	2,017,743
	Hospital, Series 2004A, 5.250%, 8/15/15 – FSA Insured
740	Dormitory Authority of the State of New York, Revenue Bonds, The New York and Presbyterian	8/14 at 100.00	AAA	728,079
	Hospital Project, Series 2007, 5.000%, 8/15/36 – FSA Insured
1,500	Dormitory Authority of the State of New York, Revenue Bonds, Vassar Brothers Hospital, Series	7/09 at 101.00	AAA	1,518,255
	1997, 5.250%, 7/01/17 – FSA Insured
3,450	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University	7/11 at 101.00	BBB	3,461,385
	Health System Obligated Group, Series 2001A, 5.250%, 7/01/31 – AMBAC Insured
1,000	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	2/12 at 100.00	AAA	1,047,780
	2002A, 5.500%, 2/15/17 – FSA Insured
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds,
	Series 2003A:
1,625	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	A+	1,649,733
1,000	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	A1	1,012,560

27,565	Total Health Care			27,516,993

	Housing/Multifamily – 4.4% (2.8% of Total Investments)
	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,
	Series 2005A:
400	5.000%, 7/01/14 – FGIC Insured	No Opt. Call	AA+	434,968
400	5.000%, 7/01/16 – FGIC Insured	7/15 at 100.00	AA+	425,108
2,165	5.000%, 7/01/25 – FGIC Insured (UB)	7/15 at 100.00	AA+	2,171,127
200	New York City, New York, Multifamily Housing Revenue Bonds, Seaview Towers, Series 2006A,	1/17 at 100.00	AAA	170,538
	4.750%, 7/15/39 – AMBAC Insured (Alternative Minimum Tax)
1,900	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project,	11/09 at 100.00	AAA	1,901,805
	Series 1996A, 6.125%, 11/01/20 – FSA Insured

5,065	Total Housing/Multifamily			5,103,546

	Industrials – 0.8% (0.6% of Total Investments)
1,290	Syracuse Industrial Development Authority, New York, PILOT Mortgage Revenue Bonds, Carousel	1/17 at 100.00	BBB–	1,001,350
	Center Project, Series 2007A, 5.000%, 1/01/36 – SYNCORA GTY Insured (Alternative Minimum Tax)

	Long-Term Care – 0.7% (0.5% of Total Investments)
850	Dormitory Authority of the State of New York, Insured Revenue Bonds, NYSARC Inc., Series 2001A,	7/11 at 102.00	AAA	850,306
	5.000%, 7/01/26 – FSA Insured

	Tax Obligation/General – 10.5% (6.7% of Total Investments)
500	Erie County, New York, General Obligation Bonds, Series 2003A, 5.250%, 3/15/16 – FGIC Insured	3/13 at 100.00	Baa2	507,115
315	Erie County, New York, General Obligation Bonds, Series 2004B, 5.250%, 4/01/13 – MBIA Insured	No Opt. Call	Baa1	328,687
5,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%,	2/17 at 100.00	A	4,289,900
	2/15/47 – FGIC Insured
210	Nassau County, New York, General Obligation Improvement Bonds, Series 1993H, 5.500%, 6/15/16 –	No Opt. Call	A+	243,333
	MBIA Insured

25	New York City, New York, General Obligation Bonds, Fiscal Series 1998F, 5.250%, 8/01/16 –	8/09 at 100.50	AA	25,203
	FGIC Insured
1,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/19 –	3/15 at 100.00	AA	1,033,410
	FGIC Insured
	New York City, New York, General Obligation Bonds, Series 2004E:
1,000	5.000%, 11/01/19 – FSA Insured (UB)	11/14 at 100.00	AAA	1,039,190
1,100	5.000%, 11/01/20 – FSA Insured (UB)	11/14 at 100.00	AAA	1,135,618
915	Niagara Falls, New York, General Obligation Bonds, Series 1994, 7.500%, 3/01/13 – MBIA Insured	No Opt. Call	AAA	1,068,244
1,000	Red Hook Central School District, Dutchess County, New York, General Obligation Refunding	6/12 at 100.00	Aa3	1,054,490
	Bonds, Series 2002, 5.125%, 6/15/18 – FSA Insured
1,525	Yonkers, New York, General Obligation Bonds, Series 2005A, 5.000%, 8/01/16 – MBIA Insured	8/15 at 100.00	A	1,527,318

12,590	Total Tax Obligation/General			12,252,508

	Tax Obligation/Limited – 50.5% (32.6% of Total Investments)
690	Dormitory Authority of the State of New York, Department of Health Revenue Bonds, Series	7/15 at 100.00	AA–	707,837
	2005A, 5.250%, 7/01/24 – CIFG Insured
50	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health	8/10 at 100.00	AAA	50,133
	Services Facilities, Series 2000D, 5.250%, 8/15/30 – FSA Insured
500	Dormitory Authority of the State of New York, Lease Revenue Bonds, Wayne-Finger Lakes Board of	8/14 at 100.00	AAA	513,630
	Cooperative Education Services, Series 2004, 5.000%, 8/15/23 – FSA Insured
1,210	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series	7/14 at 100.00	AA–	1,245,840
	2004-2, 5.000%, 7/01/20 – FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities
	Improvements, Series 2005D-1:
225	5.000%, 2/15/15 – FGIC Insured	No Opt. Call	AA–	238,831
600	5.000%, 8/15/23 – FGIC Insured	2/15 at 100.00	AA–	604,056
	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing
	Program, Series 2002D:
4,300	5.250%, 10/01/23 – MBIA Insured	10/12 at 100.00	A+	4,282,585
875	5.000%, 10/01/30 – MBIA Insured	10/12 at 100.00	A+	851,480
375	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	392,505
	2005F, 5.000%, 3/15/21 – FSA Insured
750	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/12 at 100.00	AAA	785,310
	City School District, Series 2003, 5.750%, 5/01/19 – FSA Insured
500	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/14 at 100.00	AAA	515,680
	City School District project, Series 2004, 5.750%, 5/01/26 – FSA Insured (UB)
830	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/18 at 100.00	AAA	862,544
	City School District project, Series 2008A, 5.750%, 5/01/27 – FSA Insured (UB)
2,615	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/17 at 100.00	AAA	2,696,222
	City School District, Series 2007A, 5.750%, 5/01/28 – FSA Insured (UB)
2,500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A,	11/12 at 100.00	AAA	2,545,425
	5.250%, 11/15/25 – FSA Insured
1,350	Metropolitan Transportation Authority, New York, State Service Contract Bonds, Series 2002B,	7/12 at 100.00	AA–	1,397,871
	5.500%, 7/01/18 – MBIA Insured
	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,
	Series 2002A:
1,500	5.500%, 1/01/20 – MBIA Insured	7/12 at 100.00	AA–	1,542,960
2,000	5.000%, 7/01/30 – AMBAC Insured	7/12 at 100.00	AA–	2,001,660
1,500	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	No Opt. Call	AAA	1,693,200
	Series 2002, 5.750%, 7/01/18 – FSA Insured (UB)
	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds,
	Series 2003A:
1,000	5.000%, 11/15/18 – AMBAC Insured	11/13 at 100.00	AAA	1,034,370
580	4.750%, 11/15/21 – AMBAC Insured	11/13 at 100.00	AAA	597,957
580	4.750%, 11/15/22 – AMBAC Insured	11/13 at 100.00	AAA	594,842
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
920	5.000%, 10/15/25 – MBIA Insured (UB)	10/14 at 100.00	AAA	955,512
680	5.000%, 10/15/26 – AMBAC Insured (UB)	10/14 at 100.00	AAA	703,576
4,590	5.000%, 10/15/29 – MBIA Insured (UB)	10/14 at 100.00	AAA	4,685,839

	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal
	Series 2003C:
715	5.250%, 8/01/20 – AMBAC Insured	8/12 at 100.00	AAA	758,808
2,090	5.250%, 8/01/21 – AMBAC Insured	8/12 at 100.00	AAA	2,214,710
1,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	1,037,820
	Series 2003E, 5.250%, 2/01/22 – MBIA Insured
1,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/14 at 100.00	AAA	1,055,210
	Series 2004C, 5.000%, 2/01/19 – SYNCORA GTY Insured
1,500	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds,	2/13 at 100.00	AAA	1,544,340
	Fiscal Series 2003D, 5.000%, 2/01/22 – MBIA Insured
	New York Convention Center Development Corporation, Hotel Fee Revenue Bonds, Tender Option
	Bond Trust 3126:
340	13.354%, 11/15/30 – AMBAC Insured (IF)	11/15 at 100.00	AAA	362,270
1,485	12.203%, 11/15/44 – AMBAC Insured (IF)	11/15 at 100.00	AAA	1,493,658
1,500	New York State Local Government Assistance Corporation, Revenue Bonds, Series 1993,	No Opt. Call	AAA	1,643,535
	5.250%, 4/01/16 – FSA Insured (UB)
600	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 –	7/15 at 100.00	AAA	599,238
	FSA Insured (UB)
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Genera1	4/14 at 100.00	AA	1,027,270
	Series 2004, 5.000%, 4/01/23 – MBIA Insured
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General,
	Series 2005B:
2,960	5.500%, 4/01/20 – AMBAC Insured	No Opt. Call	AA	3,313,957
500	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AA	520,455
750	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2004A,	9/14 at 100.00	AAA	767,048
	5.000%, 3/15/24 – AMBAC Insured
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
2,100	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	2,123,814
3,800	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–	3,821,850
1,900	New York State Urban Development Corporation, Revenue Bonds, Correctional Facilities, Series	No Opt. Call	AAA	2,027,053
	1994A, 5.250%, 1/01/14 – FSA Insured
500	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	508,150
	2005B, 5.000%, 3/15/30 – FSA Insured
345	Niagara Falls City School District, Niagara County, New York, Certificates of Participation,	6/15 at 100.00	AAA	295,082
	High School Facility, Series 2005, 5.000%, 6/15/28 – FSA Insured
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Refunding Bonds, Series	No Opt. Call	AAA	1,049,940
	2002E, 5.500%, 7/01/18 – FSA Insured
1,500	Suffolk County Judicial Facilities Agency, New York, Service Agreement Revenue Bonds, John P.	10/09 at 101.00	BBB	1,527,135
	Colahan Court Complex, Series 1999, 5.000%, 4/15/16 – AMBAC Insured

57,305	Total Tax Obligation/Limited			59,191,208

	Transportation – 11.8% (7.6% of Total Investments)
	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,
	Series 2002A:
500	5.500%, 11/15/19 – AMBAC Insured	11/12 at 100.00	A	513,795
2,010	5.000%, 11/15/25 – FGIC Insured	11/12 at 100.00	A	2,017,919
2,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	A	2,007,880
	Series 2002E, 5.000%, 11/15/25 – MBIA Insured
	New York State Thruway Authority, General Revenue Bonds, Series 2005F:
925	5.000%, 1/01/20 – AMBAC Insured	1/15 at 100.00	A+	965,173
2,240	5.000%, 1/01/30 – AMBAC Insured	1/15 at 100.00	A+	2,237,155
330	New York State Thruway Authority, General Revenue Bonds, Series 2007H, 5.000%, 1/01/25 –	1/18 at 100.00	A+	338,270
	FGIC Insured
500	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara	10/09 at 101.00	AA–	455,280
	International Airport, Series 1999A, 5.625%, 4/01/29 – MBIA Insured (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
1,000	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	AA–	1,018,280
565	5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	AA–	569,017
410	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AAA	423,309
	Eighth Series 2008, Trust 2920, 18.167%, 8/15/32 – FSA Insured (IF)

	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue
	Refunding Bonds, Series 2002E:
780	5.500%, 11/15/20 – MBIA Insured	No Opt. Call	Aa3	879,278
2,300	5.250%, 11/15/22 – MBIA Insured	11/12 at 100.00	Aa3	2,367,551

13,560	Total Transportation			13,792,907

	U.S. Guaranteed – 8.1% (5.2% of Total Investments) (4)
1,000	Babylon Industrial Development Agency, New York, Revenue Bonds, WSNCHS East Inc., Series	8/09 at 101.00	AA (4)	1,014,700
	2000B, 6.000%, 8/01/24 (Pre-refunded 8/01/09) – MBIA Insured
	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health
	Services Facilities, Series 2000D:
25	5.250%, 8/15/30 (Pre-refunded 8/15/10) – FSA Insured	8/10 at 100.00	Aa3 (4)	26,353
70	5.250%, 8/15/30 (Pre-refunded 8/15/10) – FSA Insured	8/10 at 100.00	Aa3 (4)	73,812
3,215	Dormitory Authority of the State of New York, Revenue Bonds, University of Rochester, Series	7/10 at 101.00	Aa3 (4)	3,216,768
	2000A, 0.000%, 7/01/24 (Pre-refunded 7/01/10) – MBIA Insured
500	Longwood Central School District, Suffolk County, New York, Series 2000, 5.750%, 6/15/20	6/11 at 101.00	A2 (4)	550,535
	(Pre-refunded 6/15/11) – FGIC Insured
500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A,	10/14 at 100.00	AAA	570,675
	5.000%, 4/01/29 (Pre-refunded 10/01/14) – FSA Insured
255	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	8/12 at 100.00	AAA	286,401
	Series 2003C, 5.250%, 8/01/21 (Pre-refunded 8/01/12) – AMBAC Insured
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2002B, 5.000%,	4/12 at 100.00	AAA	1,105,300
	4/01/20 (Pre-refunded 4/01/12) – AMBAC Insured
2,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State	3/13 at 100.00	AAA	2,279,240
	Facilities and Equipment, Series 2002C-1, 5.500%, 3/15/21 (Pre-refunded 3/15/13) – FGIC Insured
85	Niagara Falls, New York, General Obligation Bonds, Series 1994, 7.500%, 3/01/13 – MBIA	No Opt. Call	AAA	102,672
	Insured (ETM)
265	Suffolk County Water Authority, New York, Subordinate Lien Waterworks Revenue Bonds, Series	No Opt. Call	BBB (4)	294,948
	1993, 5.100%, 6/01/12 – MBIA Insured (ETM)

8,915	Total U.S. Guaranteed			9,521,404

	Utilities – 5.3% (3.4% of Total Investments)
500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	AAA	502,720
	5.000%, 9/01/27 – FSA Insured
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
2,270	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A	2,283,098
2,930	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	A	2,940,079
250	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A–	238,028
	5.000%, 12/01/35 – CIFG Insured
250	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%,	11/15 at 100.00	Aa2	264,510
	11/15/19 – FGIC Insured

6,200	Total Utilities			6,228,435

	Water and Sewer – 9.9% (6.4% of Total Investments)
1,980	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	6/15 at 100.00	AAA	2,016,689
	Bonds, Series 2005C, 5.000%, 6/15/27 – NPFG Insured (UB)
1,200	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	6/16 at 100.00	AAA	1,196,448
	Bonds, Series 2006B, 5.000%, 6/15/36 – NPFG Insured (UB)
1,660	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/10 at 101.00	AAA	1,749,872
	Bonds, Fiscal Series 2000B, 6.100%, 6/15/31 – MBIA Insured
3,305	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/14 at 100.00	AAA	3,276,445
	Bonds, Fiscal Series 2004C, 5.000%, 6/15/35 – AMBAC Insured
735	Suffolk County Water Authority, New York, Subordinate Lien Waterworks Revenue Bonds, Series	No Opt. Call	Baa1	807,816
	1993, 5.100%, 6/01/12 – MBIA Insured

2,500	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C,	6/15 at 100.00	AA+	2,546,025
	5.000%, 6/01/28 – NPFG Insured (UB)

11,380	Total Water and Sewer			11,593,295

$ 167,830	Total Long-Term Municipal Bonds (cost $169,524,234) – 145.1% (93.5% of Total Investments)			170,014,402

	Short-Term Investments – 10.1% (6.5% of Total Investments)
	Municipal Bonds – 5.5% (3.6% of Total Investments)
	Tax Obligations/LImited – 5.5% (3.6% of Total Investments)
6,500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Variable Rate	7/09 at 100.00	A-1	6,500,000
	Demand Revenue Obligations, Series 2008A, 0.800%, 11/01/31 – FSA Insured (5)

	Euro Dollar Time Deposit – 4.6% (2.9% of Total Investments)
5,382	State Street Bank Euro Dollar Time Deposit, 0.010%, 7/01/09	N/A	N/A	5,381,865

$ 11,882	Total Short-Term Investments (cost $11,881,865)			11,881,865

	Total Investments (cost $181,406,099) – 155.2%			181,896,267

	Floating Rate Obligations – (14.2)%			(16,600,000)

	Other Assets Less Liabilities – 2.0%			2,233,551

	Auction Rate Preferred Shares, at Liquidation Value – (43.0)% (6)			(50,350,000)

	Net Assets Applicable to Common Shares – 100%			$117,179,818

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of June 30, 2009:

	Level 1	Level 2	Level 3	Total

Investments:
Municipal Bonds	$ —	$170,014,402	$ —	$170,014,402
Short-Term Investments	5,381,865	6,500,000	—	11,881,865

Total	$5,381,865	$176,514,402	$ —	$181,896,267

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to Statement of Financial Accounting Standards No. 140 (SFAS No. 140), if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2009, the cost of investments was $164,729,660.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2009, were as follows:

Gross unrealized:
Appreciation	$ 3,503,573
Depreciation	(2,929,966)

Net unrealized appreciation (depreciation) of investments	$ 573,607

Primarily all of the Fund’s net assets (including net assets attributable to Auction Rate Preferred shares)
are invested in municipal securities that guarantee the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc.
(“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds whose insurer has experienced downgrades as of the end of the reporting period. Subsequent to the reporting period, and during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(6)	Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 27.7%.
N/A	Not applicable.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured New York Premium Income Municipal Fund, Inc.

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         August 28, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        August 28, 2009